Leases - Summary of supplemental disclosure of cash flow information related to leases (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Supplemental disclosure of cash flow information related to leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities (operating cash flows)	$ 2,177	$ 2,970	$ 5,998	$ 2,461
Cash paid for amounts included in the measurement of finance lease liabilities (operating cash flows)	1	5	7	20
Cash paid for amounts included in the measurement of finance lease liabilities (financing cash flows)	27	108	166	347
Operating lease liabilities arising from obtaining right-of-use assets	0		0	10,219
Finance lease liabilities arising from obtaining right-of-use assets	$ 0		$ 0	$ 102